Segment information (Details) - Schedule of selected P&L, assets & liabilities information by segment - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Segment information (Details) - Schedule of selected P&L, assets & liabilities information by segment [Line Items]
Net revenue	R$ 1,168,137	R$ 662,952	R$ 487,568
Gain from sale of farm	251,534	53,097	61,420
Gain (loss) on fair value of biological assets and agricultural products	549,764	527,348	160,371
Reversal of provision for agricultural products after harvest	(50,822)	(22,728)	(4,153)
Cost of sales	(1,142,688)	(729,145)	(483,813)
Gross income	775,925	491,524	221,393
Operating income (expenses)
Selling expenses	(43,578)	(27,951)	(14,300)
General and administrative expenses	(55,968)	(46,852)	(43,890)
Other operating income	13,829	(22,613)	1,231
Equity pickup	(31)	11	(150)
Operating income (loss)	690,177	394,119	164,284
Net financial income
Financial income	955,783	849,623	375,413
Financial expenses	(1,008,643)	(945,611)	(406,168)
Net income (loss) before taxes	637,317	298,131	133,529
Income and social contribution taxes	(117,217)	19,515	(13,975)
Net income (loss) for the year	520,100	317,646	119,554
Total assets	3,345,263	3,428,318	2,044,368
Total liabilities	1,129,215	1,245,717	922,799
Real estate [Member]
Segment information (Details) - Schedule of selected P&L, assets & liabilities information by segment [Line Items]
Net revenue	6,450	11,365	14,680
Gain from sale of farm	251,534	53,097	61,420
Gain (loss) on fair value of biological assets and agricultural products
Reversal of provision for agricultural products after harvest
Cost of sales	(4,536)	(1,874)	(4,876)
Gross income	253,448	62,588	71,224
Operating income (expenses)
Selling expenses		(491)	3,731
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	253,448	62,097	74,955
Net financial income
Financial income	356,337	269,001	146,161
Financial expenses	(324,297)	(233,339)	(133,795)
Net income (loss) before taxes	285,488	97,759	87,321
Income and social contribution taxes	(18,277)	(10,762)	(6,722)
Net income (loss) for the year	267,211	86,997	80,599
Total assets	1,691,599	1,486,493	1,171,762
Total liabilities	290,399	251,423	161,609
Grains [Member]
Segment information (Details) - Schedule of selected P&L, assets & liabilities information by segment [Line Items]
Net revenue	720,883	330,417	233,413
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products	313,944	348,307	86,373
Reversal of provision for agricultural products after harvest	(49,244)	(22,728)	(4,153)
Cost of sales	(720,236)	(431,126)	(245,805)
Gross income	265,347	224,870	69,828
Operating income (expenses)
Selling expenses	(33,359)	(26,073)	(16,247)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	231,988	198,797	53,581
Net financial income
Financial income	423,883	524,696	11,325
Financial expenses	(497,102)	(601,953)	(39,362)
Net income (loss) before taxes	158,769	121,540	25,544
Income and social contribution taxes	(53,981)	(41,324)	(8,685)
Net income (loss) for the year	104,788	80,216	16,859
Total assets	402,120	392,283	226,733
Total liabilities	101,239	283,420	220,751
Cotton [Member]
Segment information (Details) - Schedule of selected P&L, assets & liabilities information by segment [Line Items]
Net revenue	25,242	27,771	13,052
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products	7,122	30,051	1,373
Reversal of provision for agricultural products after harvest	(1,576)
Cost of sales	(24,967)	(37,082)	(13,529)
Gross income	5,821	20,740	896
Operating income (expenses)
Selling expenses	(794)	(289)	(282)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	5,027	20,451	614
Net financial income
Financial income	17,490	3,253	886
Financial expenses	(25,924)	(7,431)	(3,651)
Net income (loss) before taxes	(3,407)	16,273	(2,151)
Income and social contribution taxes	1,158	(5,533)	731
Net income (loss) for the year	(2,249)	10,740	(1,420)
Total assets	38,625	25,289	17,224
Total liabilities	1,393	2,563
Sugarcane [Member]
Segment information (Details) - Schedule of selected P&L, assets & liabilities information by segment [Line Items]
Net revenue	378,919	264,978	192,942
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products	227,717	142,302	75,861
Reversal of provision for agricultural products after harvest
Cost of sales	(352,519)	(231,543)	(184,811)
Gross income	254,117	175,737	83,992
Operating income (expenses)
Selling expenses	(1,260)	(563)	(1,136)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	252,857	175,174	82,856
Net financial income
Financial income	11,363	3,406
Financial expenses	(8,127)	(8,929)	(4,828)
Net income (loss) before taxes	256,093	169,651	78,028
Income and social contribution taxes	(87,072)	(57,681)	(26,530)
Net income (loss) for the year	169,021	111,970	51,498
Total assets	274,605	218,017	161,706
Total liabilities	35,093	61,992	73,290
Cattle raising [Member]
Segment information (Details) - Schedule of selected P&L, assets & liabilities information by segment [Line Items]
Net revenue	31,507	28,966	32,674
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products	968	10,234	(1,298)
Reversal of provision for agricultural products after harvest
Cost of sales	(27,948)	(25,596)	(32,436)
Gross income	4,527	13,604	(1,060)
Operating income (expenses)
Selling expenses	(970)	(535)	(366)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	3,557	13,069	(1,426)
Net financial income
Financial income	3,054	4,113
Financial expenses	(2,746)	(7,273)	(1,532)
Net income (loss) before taxes	3,865	9,909	(2,958)
Income and social contribution taxes	(1,314)	(3,369)	1,006
Net income (loss) for the year	2,551	6,540	(1,952)
Total assets	69,749	47,587	35,905
Total liabilities
Other [Member]
Segment information (Details) - Schedule of selected P&L, assets & liabilities information by segment [Line Items]
Net revenue	5,136	(545)	807
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products	13	(3,546)	(1,938)
Reversal of provision for agricultural products after harvest	(2)
Cost of sales	(12,482)	(1,924)	(2,356)
Gross income	(7,335)	(6,015)	(3,487)
Operating income (expenses)
Selling expenses	(7,195)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	(14,530)	(6,015)	(3,487)
Net financial income
Financial income			23,053
Financial expenses			(43,175)
Net income (loss) before taxes	(14,530)	(6,015)	(23,609)
Income and social contribution taxes	4,940	2,045	8,027
Net income (loss) for the year	(9,590)	(3,970)	(15,582)
Total assets	144,916	33,238	26,678
Total liabilities
Corporate [Member]
Segment information (Details) - Schedule of selected P&L, assets & liabilities information by segment [Line Items]
Net revenue
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products
Reversal of provision for agricultural products after harvest
Cost of sales
Gross income
Operating income (expenses)
Selling expenses
General and administrative expenses	(55,968)	(46,852)	(43,890)
Other operating income	13,829	(22,613)	1,231
Equity pickup	(31)	11	(150)
Operating income (loss)	(42,170)	(69,454)	(42,809)
Net financial income
Financial income	143,656	45,154	193,988
Financial expenses	(150,447)	(86,686)	(179,825)
Net income (loss) before taxes	(48,961)	(110,986)	(28,646)
Income and social contribution taxes	37,329	136,139	18,198
Net income (loss) for the year	(11,632)	25,153	(10,448)
Total assets	723,649	1,225,411	404,360
Total liabilities	R$ 701,091	R$ 646,319	R$ 467,149